Income Taxes Changes in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 429	$ 27	$ 2
Unrecognized Tax Benefits, Increases Resulting from Acquisition	0	0	28
Additions attributable to tax positions taken in the current year	20	0	0
Additions attributable to tax positions taken in prior years	(1)	406	0
Settlements	(5)	0	0
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	(3)	(4)	(3)
Balance at end of year	$ 440	$ 429	$ 27